Accounting Policies	6 Months Ended
Jun. 30, 2018
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Accounting Policies

1. ACCOUNTING POLICIES

The financial information in these Condensed Consolidated Interim Financial Statements does not constitute statutory accounts as defined in section 434 of the UK Companies Act 2006. Statutory accounts for the year ended 31 December 2017 have been delivered to the Registrar of Companies. The auditor’s report on those accounts was unqualified, did not draw attention to any matters by way of emphasis and did not contain a statement under section 498(2) of the UK Companies Act 2006.

The Condensed Consolidated Interim Financial Statements have been prepared in accordance with International Accounting Standard (IAS) 34 ‘Interim Financial Reporting’, as issued by the International Accounting Standards Board (IASB) and adopted by the European Union, and the Disclosure Guidance and Transparency Rules of the Financial Conduct Authority (FCA). They do not include all the information and disclosures normally required for full annual financial statements and should be read in conjunction with the Consolidated Financial Statements of the Santander UK group for the year ended 31 December 2017 which were prepared in accordance with International Financial Reporting Standards as adopted by the European Union. Those Consolidated Financial Statements were also prepared in accordance with International Financial Reporting Standards as issued by the IASB including interpretations issued by the IFRS Interpretations Committee (IFRIC) of the IASB (together IFRS). The Santander UK group has also complied with its legal obligation to comply with IFRS as adopted by the European Union as there are no applicable differences between the two frameworks for the periods presented.

In preparing the Condensed Consolidated Interim Financial Statements management makes judgements, estimates and assumptions which impact the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Because of the inherent uncertainty in making estimates, actual results reported in future periods may differ. Management continually evaluates the judgements, estimates and assumptions applied, including expectations of future events that are believed to be reasonable under the circumstances.

Except as noted below, the same accounting policies, presentation and methods of computation are followed in these Condensed Consolidated Interim Financial Statements as were applied in the presentation of the Santander UK group’s 2017 Annual Report.

IFRS 5 Non-current Assets Held for Sale

Non-current assets (or disposal groups) are classified as held for sale when their carrying amount is to be recovered principally through a sale transaction rather than continuing use. In order to be classified as held for sale, the asset must be available for immediate sale in its present condition subject only to terms that are usual and customary and the sale must be highly probable. Non-current assets (or disposal groups) held for sale are measured at the lower of carrying amount and fair value less cost to sell, with the exception of financial instruments which remain governed by the requirements of IFRS 9, and are held at their IFRS 9 carrying value. For details of the disposal of assets and liabilities in connection with Banking Reform see Notes 26 and 27.

Recent accounting developments

On 1 January 2018, the Santander UK group adopted IFRS 9 ‘Financial Instruments’ (IFRS 9) and IFRS 15 ‘Revenue from Contracts with Customers’ (IFRS 15). The new/revised accounting policies are set out below. The Santander UK group has decided to continue adopting IAS 39 hedge accounting and consequently there have been no changes to the hedge accounting policies and practices set out in the 2017 Annual Report following the adoption of IFRS 9.

The impact of applying IFRS 9 is disclosed in Note 25(i). The accounting policy changes for IFRS 9, set out in section (i) below, have been applied from 1 January 2018. Comparatives have not been restated. As a result of the change from IAS 39 to IFRS 9, some disclosures presented in respect of certain financial assets are not comparable because their classification may have changed between the two standards. This means that some IFRS 9 disclosures are not directly comparable and some disclosures that relate to information presented on an IAS 39 basis are no longer relevant in the current period.

The application of IFRS 15 had no material impact on the Santander UK group as there were no significant changes in the recognition of in scope income. The accounting policy changes for IFRS 15 are set out in section (ii) below.

As explained in Note 25(i), the classification and measurement changes to financial assets that arose on adoption of IFRS 9 have been aligned to the presentation in the balance sheet as:

•

Loans and receivables amounting to £1,071m and available-for-sale financial assets amounting to £110m that would otherwise be measured at amortised cost or FVOCI but which do not have SPPI characteristics are mandatorily measured at FVTPL and were moved from financial investments to other financial assets at FVTPL.

•	Social housing loans amounting to £977m were reclassified to amortised cost on adoption of IFRS 9 and, consequently, were moved from other financial assets at FVTPL to loans and advances to customers.

•

£19m and £180m of other loans and receivables held within hold to collect and sell business models were moved from trading assets and loans and advances to customers respectively, to financial investments, due to their reclassification to FVOCI on adoption of IFRS 9.

•	The balance sheet category for ‘Financial assets designated at fair value’ has been changed to ‘Other financial assets at fair value through profit or loss’.

In addition, non-trading repurchase agreements and non-trading reverse repurchase agreements are now presented as separate lines in the balance sheet. Previously, non-trading reverse repurchase agreements were included in ‘Loans and advances to banks’ and ‘Loans and advances to customers’, and non-trading repurchase agreements were included in ‘Deposits by banks’ and ‘Deposits by customers’. The new presentation, which is considered to be more relevant to an understanding of our financial position, was adopted with effect from 1 January 2018, and comparatives are re-presented accordingly.

i) IFRS 9 accounting policy changes

Interest income and expense

Interest income on financial assets that are classified as amortised cost, investments in debt instruments measured at fair value through other comprehensive income (FVOCI) and interest expense on financial liabilities other than those at fair value through profit or loss (FVTPL) is determined using the effective interest rate method.

The effective interest rate is the rate that discounts the estimated future cash payments or receipts over the expected life of the instrument or, when appropriate, a shorter period, to the gross carrying amount of the financial asset (i.e. its amortised cost before any impairment allowance) or to the amortised cost of a financial liability. When calculating the effective interest rate, the future cash flows are estimated after considering all the contractual terms of the instrument excluding expected credit losses (ECLs). The calculation includes all amounts paid or received by the Santander UK group that are an integral part of the overall return, direct incremental transaction costs related to the acquisition, issue or disposal of the financial instrument and all other premiums or discounts.

Interest income is calculated by applying the effective interest rate to the gross carrying amount of financial assets, except for financial assets that have subsequently become credit-impaired (or ‘stage 3’), for which interest revenue is calculated by applying the effective interest rate to their amortised cost (i.e. net of the ECL provision).

Interest income on assets classified as amortised cost, investments in debt instruments measured at FVOCI, interest expense on liabilities classified at amortised cost, and interest income and expense on hedging derivatives are recognised in ‘Interest and similar income’ and ‘Interest expense and similar charges’ in the income statement, as appropriate.

Financial instruments

a) Initial recognition and measurement

Financial assets and liabilities are initially recognised when the Santander UK group becomes a party to the contractual terms of the instrument. The Santander UK group determines the classification of its financial assets and liabilities at initial recognition and measures a financial asset or financial liability at its fair value plus or minus, in the case of a financial asset or financial liability not at FVTPL, transaction costs that are incremental and directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs of financial assets and financial liabilities carried at fair value through profit or loss are expensed in profit or loss. Immediately after initial recognition, an ECL allowance is recognised for financial assets measured at amortised cost and investments in debt instruments measured at FVOCI.

A regular way purchase is a purchase of a financial asset under a contract whose terms require delivery of the asset within the timeframe established generally by regulation or convention in the market place concerned. Regular way purchases of financial assets classified as amortised cost, issues of equity or financial liabilities measured at amortised cost are recognised on settlement date; all other regular way purchases and issues are recognised on trade date.

b) Financial assets and liabilities

i) Classification and subsequent measurement

From 1 January 2018, the Santander UK group has applied IFRS 9 Financial Instruments and classifies its financial assets in the following measurement categories:

•	Amortised cost;

•	FVOCI;

•	FVTPL.

Financial assets and financial liabilities are classified as FVTPL where they are mandatorily held at FVTPL or where they are otherwise designated at FVTPL on initial recognition. Financial assets and financial liabilities which are mandatorily held at FVTPL include:

•	Financial assets and financial liabilities held for trading (see below);

•	Debt instruments that would otherwise be measured at amortised cost or FVOCI but which do not have solely payments of principal and interest (SPPI) characteristics; and

•	Equity instruments that have not been designated as held at FVOCI.

Financial assets and financial liabilities are classified as held for trading if they are derivatives or if they are acquired or incurred principally for the purpose of selling or repurchasing in the near-term, or form part of a portfolio of financial instruments that are managed together and for which there is evidence of short-term profit taking.

In certain circumstances financial assets and financial liabilities other than those that are held for trading are designated at FVTPL where this results in more relevant information because it significantly reduces a measurement inconsistency that would otherwise arise from measuring assets or liabilities or recognising the gains or losses on them on a different basis, where the assets or liabilities are managed and their performance evaluated on a fair value basis or, in the case of financial liabilities, where it contains one or more embedded derivatives which are not closely related to the host contract.

The classification and measurement requirements for financial asset debt and equity instruments and financial liabilities are set out below.

a) Financial assets: debt instruments

Debt instruments are those instruments that meet the definition of a financial liability from the issuer’s perspective, such as loans and government and corporate bonds.

Classification and subsequent measurement of debt instruments depend on the Santander UK group’s business model for managing the asset, and the cash flow characteristics of the asset.

Business model

The business model reflects how the Santander UK group manages the assets in order to generate cash flows and, specifically, whether the Santander UK group’s objective is solely to collect the contractual cash flows from the assets or is to collect both the contractual cash flows and cash flows arising from the sale of assets. If neither of these is applicable, such as where the financial assets are held for trading purposes, then the financial assets are classified as part of ‘Other’ business model and measured at FVTPL. Factors considered by the Santander UK group in determining the business model for a group of assets include past experience on how the cash flows for these assets were collected, how the assets’ performance is evaluated and reported to key management personnel and how risks are assessed and managed.

SPPI

Where the business model is to hold assets to collect contractual cash flows or to collect contractual cash flows and sell, the Santander UK group assesses whether the assets’ cash flows represent SPPI. In making this assessment, the Santander UK group considers whether the contractual cash flows are consistent with a basic lending arrangement (i.e. interest includes only consideration for the time value of money, credit risk, other basic lending risks and a profit margin that is consistent with a basic lending arrangement). Where the contractual terms introduce exposure to risk or volatility that are inconsistent with a basic lending arrangement, the related asset is classified and measured at FVTPL.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are SPPI.

Based on these factors, the Santander UK group classifies its debt instruments into one of the following three measurement categories:

•

Amortised cost – Financial assets that are held for collection of contractual cash flows where those cash flows represent SPPI, and that are not designated at FVTPL, are measured at amortised cost. The carrying amount of these assets is adjusted by any ECL recognised and measured as presented in Note 25. Interest income from these financial assets is included in ‘Interest and similar income’ using the effective interest rate method. When the group revises the estimates of future cash flows, the carrying amount of the respective financial assets or financial liability is adjusted to reflect the new estimate discounted using the original effective interest rate. Any changes are recognised in the income statement.

•

FVOCI – Financial assets that are held for collection of contractual cash flows and for selling the assets, where the assets’ cash flows represent SPPI, and that are not designated at FVTPL, are measured at FVOCI. Movements in the carrying amount are recognised in OCI, except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses on the instrument’s amortised cost which are recognised in profit or loss. When the financial asset is derecognised, the cumulative gain or loss previously recognised in OCI is reclassified from equity to profit or loss and recognised in ‘Net trading and other income’. Interest income from these financial assets is included in ‘Interest and similar income’ using the effective interest rate method.

•

FVTPL – Financial assets that do not meet the criteria for amortised cost or FVOCI are measured at FVTPL. A gain or loss on a debt instrument that is subsequently measured at FVTPL, including any debt instruments designated at fair value, is recognised in profit or loss and presented in the income statement in ‘Net trading and other income’ in the period in which it arises.

The Santander UK group reclassifies financial assets when and only when its business model for managing those assets changes. The reclassification takes place from the start of the first reporting period following the change. Such changes are expected to be very infrequent.

b) Financial assets: equity instruments

Equity instruments are instruments that meet the definition of equity from the issuer’s perspective being instruments that do not contain a contractual obligation to pay cash and that evidence a residual interest in the issuer’s net assets. The Santander UK group subsequently measures all equity investments at FVTPL, except where management has elected, at initial recognition, to irrevocably designate an equity investment at FVOCI. When this election is used, fair value gains and losses are recognised in OCI and are not subsequently reclassified to profit or loss, including on disposal. ECLs (and reversal of ECLs) are not reported separately from other changes in fair value. Dividends, when representing a return on such investments, continue to be recognised in profit or loss as other income when Santander UK group’s right to receive payments is established. Gains and losses on equity investments at FVTPL are included in the ‘Net trading and other income’ line in the income statement.

c) Financial liabilities

Financial liabilities are classified as subsequently measured at amortised cost, except for:

•

Financial liabilities at fair value through profit or loss: this classification is applied to derivatives, financial liabilities held for trading and other financial liabilities designated as such at initial recognition. Gains or losses on financial liabilities designated at fair value through profit or loss are presented partially in other comprehensive income (the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability) and partially in profit or loss (the remaining amount of change in the fair value of the liability);

•

Financial liabilities arising from the transfer of financial assets which did not qualify for derecognition, whereby a financial liability is recognised for the consideration received for the transfer. In subsequent periods, the Santander UK group recognises any expense incurred on the financial liability; and

•	Financial guarantee contracts and loan commitments.

ii) Impairment of debt instrument financial assets

The Santander UK group assesses on a forward-looking basis the ECL associated with its debt instrument assets carried at amortised cost and FVOCI and with the exposure arising from financial guarantee contracts and loan commitments. The Santander UK group recognises a loss allowance for such losses at each reporting date. The measurement of ECL reflects:

•	An unbiased and probability-weighted amount that is determined by evaluating a range of possible outcomes;

•	The time value of money; and

•	Reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

Further details of how ECL is calculated are provided in the Credit Risk section of the Risk review.

iii) Modifications of financial assets

The treatment of a renegotiation or modification of the contractual cash flows of a financial asset depends upon whether the renegotiation or modification is done for commercial reasons or because of financial difficulties of the borrower.

•

Contractual modifications for commercial reasons: such modifications are treated as a new transaction resulting in the derecognition of the original financial asset, and the recognition of a “new” financial asset. Any difference between the carrying amount of the derecognised asset and the fair value of the new asset is recognised in the income statement as a gain or loss on derecognition.

•

Contractual modifications due to financial difficulties of the borrower: where Santander UK modifies the contractual conditions to enable the borrower to fulfil their payment obligations, the asset is not derecognised. The gross carrying amount of the financial asset is recalculated as the present value of the renegotiated/modified contractual cash flows that are discounted at the financial asset’s original EIR and any gain or loss arising from the modification is recognised in the income statement.

Other contractual modifications are assessed on a case-by-case basis to establish whether or not the financial asset should be derecognised.

iv) Derecognition other than on a modification

Financial assets are derecognised when the rights to receive cash flows have expired or the Santander UK group has transferred its contractual right to receive the cash flows from the assets and either: (1) substantially all the risks and rewards of ownership have been transferred; or (2) the Santander UK group has neither retained nor transferred substantially all of the risks and rewards, but has transferred control.

Financial liabilities are derecognised when extinguished, cancelled or expired.

c) Financial guarantee contracts and loan commitments

Financial guarantee contracts are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payments when due, in accordance with the terms of a debt instrument. Such financial guarantees are given to banks, financial institutions and others on behalf of customers to secure loans, overdrafts and other banking facilities.

Financial guarantee contracts are initially measured at fair value and subsequently measured at the higher of:

•	The amount of the loss allowance; and

•	The premium received on initial recognition less income recognised in accordance with the principles of IFRS 15.

Loan commitments are measured as the amount of the loss allowance. The Santander UK group has not provided any commitment to provide loans at a below-market interest rate, or that can be settled net in cash or by delivering or issuing another financial instrument.

For financial guarantee contracts and loan commitments, the loss allowance is recognised as a provision and charged to credit impairment losses in the income statement. The loss allowance in respect of any revolving facilities is shown as part of loans and advances to customers to the extent of any drawn balances with only the excess recognised as a provision.

ii) IFRS 15 accounting policy changes

Revenue recognition: fee and commission income and expense

Fees and commissions that are not an integral part of the effective interest rate are recognised when the service is performed. For retail and corporate products, fee and commission income consists principally of collection services fees, commission on foreign currencies, commission and other fees received from retailers for processing credit card transactions, fees received from other credit card issuers for providing cash advances for their customers through the Santander UK group’s branch and ATM networks, annual fees payable by credit card holders and fees for non-banking financial products.

For insurance products, fee and commission income consists principally of commissions and profit share arising from the sale of building and contents insurance and life protection insurance. Commissions arising from the sale of buildings and contents insurance are recognised over the period of insurance cover, adjusted to take account of cancelled policies. Profit share income from the sale of buildings and contents insurance which is not subject to any adjustment is recognised when the profit share income is earned. Commissions and profit share arising from the sale of life protection insurance is subject to adjustment for cancellations of policies within 3 years from inception.

Fee and commission income which forms an integral part of the effective interest rate of a financial instrument (e.g. certain loan commitment fees) is recognised as an adjustment to the effective interest rate and recorded in ‘Interest income’.

Future accounting developments

IFRS 16 ‘Leases’ (IFRS 16) – In January 2016, the IASB issued IFRS 16. The standard is effective for annual periods beginning on or after 1 January 2019. Earlier adoption is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure for both lessees and lessors. For lessee accounting, IFRS 16 introduces a single lessee accounting model and requires a lessee to recognise a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments for all leases with a term of more than 12 months, unless the underlying asset is of low value. For lessor accounting, IFRS 16 substantially carries forward the lessor accounting requirements from the existing leasing standard (IAS 17) and a lessor continues to classify its leases as operating leases or finance leases and to account for those two types of leases differently. At the date of publication of these Condensed Consolidated Interim Financial Statements the impact of the standard is currently being assessed and it is not yet practicable to quantify the effect of IFRS 16 on these Condensed Consolidated Financial Statements. Details of existing operating lease commitments in respect of leases where the Santander UK group is lessee and that are likely to come on the balance sheet under IFRS 16 are set out in Note 29 to the 2017 Annual Report.

Going Concern

After making enquiries, the Directors have a reasonable expectation that the Santander UK group has adequate resources to continue in operational existence for at least twelve months from the date that the balance sheet is signed. Having reassessed the principal risks and uncertainties, the Directors consider it appropriate to adopt the ‘going concern’ basis of accounting in preparing the Condensed Consolidated Interim Financial Statements.

CRITICAL ACCOUNTING POLICIES AND AREAS OF SIGNIFICANT MANAGEMENT JUDGEMENT

The preparation of the Condensed Consolidated Interim Financial Statements requires management to make estimates and judgements that affect the reported amount of assets and liabilities at the date of the Condensed Consolidated Interim Financial Statements and the reported amount of income and expenses during the reporting period. Management evaluates its estimates and judgements on an ongoing basis. Management bases its estimates and judgements on historical experience and on various other factors that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

The introduction of IFRS 9 has given rise to areas of significant management judgement in respect of the ECL impairment methodology and these are explained further below. There have been no other significant changes in the basis upon which estimates and judgements have been determined compared to that applied in the 2017 Annual Report.

Credit impairment losses – ECL impairment methodology

The following estimates and judgements in connection with the application of the ECL impairment methodology are highly susceptible to change from period to period as assumptions are made to calculate the estimates. Any significant difference between the estimated amounts and actual amounts could have a material impact on the Santander UK group’s future financial results and financial condition.

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Forward-looking multiple economic scenarios: we use five scenarios, consisting of a central base case, two upside scenarios and two downside scenarios except for our CIB portfolio, where we use a central base case and a single upside and downside scenario. For CIB portfolios, we consider these scenarios sufficient to account for any non-linear relationships. For non-CIB portfolios, we create our macroeconomic scenarios by imposing the chosen paths for GDP on the Oxford Economic model in order to generate other macroeconomic variables, such as House Price Index (HPI) and unemployment rates.

•

Probability weights: in determining our initial scenario probability weightings, we award the highest weight to the base case, whilst the extreme scenarios typically attract lower weights than the more moderate ones. In addition, due to the current economic position and policy concerns evidenced by the PRA and Financial Policy Committee (FPC), and due to political concerns we have applied a higher weighting to the downside scenarios.

•

Significant increase in credit risk: a combination of quantitative (both absolute and relative), qualitative and backstop criteria are employed to determine exposures that are considered significantly credit deteriorated since initial recognition and which are subject to assessment for lifetime ECL measurement.

•

Post Model Adjustments: these relate to adjustments which we deem necessary because of identified model limitations – most notably those that have arisen due to challenges in obtaining historical data. We expect these to gradually become redundant as we build up sufficient comparative data over future reporting periods.